Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 2,433	$ 6,504
Interest-earning balances at banks	5,040	2,758
Federal funds sold	57,905	13,975
Investment securities available-for-sale, at fair value	140,590	42,567
Loans	399,829	397,564
Allowance for loan losses	(12,424)	(7,402)
Net loans	387,405	390,162
Federal Home Loan Bank stock	1,757	1,896
Premises and equipment, net	4,477	4,665
Accrued interest receivable	1,640	1,614
Other real estate owned	1,246	1,550
Other assets	13,615	8,164
Total assets	616,108	473,855
Deposits:
Noninterest-bearing demand deposits	36,333	24,085
Money market, NOW and savings deposits	71,666	52,308
Time deposits of less than $100,000	78,242	76,456
Time deposits of $100,000 through $250,000	79,020	65,551
Time deposits of more than $250,000	142,559	174,233
Total deposits	407,820	392,633
Short-term borrowings	874	6,989
Long-term borrowings	20,000	20,000
Subordinated debt	6,895	6,895
Accrued interest payable	290	436
Accrued expenses and other liabilities	3,128	807
Total liabilities	439,007	427,760
Shareholders' equity:
Common stock, $1.00 par value 200,000,000 and 45,000,000 shares authorized at December 31, 2010 and 2009, respectively; 28,051,098 and 4,951,098 outstanding at December 31, 2010 and 2009, respectively	130,438	23,023
Additional paid-in capital	57,102	23,496
Accumulated deficit	(9,501)	(1,642)
Accumulated other comprehensive income (loss)	(938)	1,218
Total shareholders' equity	177,101	46,095
Total liabilities and shareholders' equity	$ 616,108	$ 473,855